Vessels, Net (Details) $ in Thousands			3 Months Ended		4 Months Ended		5 Months Ended				6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jan. 09, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 09, 2018 USD ($)	Apr. 21, 2017 USD ($)	Jun. 07, 2018 USD ($)	May 21, 2018 USD ($)	Jun. 09, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jul. 10, 2017 USD ($)	Jun. 30, 2017 USD ($)	Aug. 11, 2017 USD ($)	Jul. 17, 2017 USD ($)	Aug. 21, 2017 USD ($)	Sep. 20, 2017 USD ($)	Nov. 27, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property Plant And Equipment [Line Items]
Contractual Obligation			$ 43,787								$ 43,787
Vessel impairment losses			37,860	$ 0							37,860		$ 0
Vessels, net			$ 1,005,290								1,005,290								$ 1,099,015
Net cash proceeds from sale of vessels											0		109,740
Gain / (Loss) on sale of vessel											$ 0		(1,260)
Vessel held and used, impairment losses																			30,304
Navios Altair I
Property Plant And Equipment [Line Items]
Vessel year built											2006
Vessel type											Panamax
Vessel capacity in DWT											74,475
Acquisition cost							$ 11,542
Navios Symmetry
Property Plant And Equipment [Line Items]
Vessel year built											2006
Vessel type											Panamax
Vessel capacity in DWT											74,381
Acquisition cost								$ 11,610
Navios Apollon I
Property Plant And Equipment [Line Items]
Vessel year built											2005
Vessel type											Panamax
Vessel capacity in DWT											87,052
Acquisition cost					$ 13,119
Navios Symphony
Property Plant And Equipment [Line Items]
Vessel year built											2010
Vessel type											Capesize
Vessel capacity in DWT											178,132
Acquisition cost																	$ 27,961
Navios Aster
Property Plant And Equipment [Line Items]
Vessel year built											2010
Vessel type											Capesize
Vessel capacity in DWT											179,314
Acquisition cost																$ 28,855
Navios Christine B
Property Plant And Equipment [Line Items]
Vessel year built											2009
Vessel type											Ultra-Handymax
Vessel capacity in DWT											58,058
Acquisition cost														$ 14,030
Navios Sol
Property Plant And Equipment [Line Items]
Vessel year built											2009
Vessel type											Capesize
Vessel capacity in DWT											180,274
Acquisition cost															$ 28,607
Navios Libertas
Property Plant And Equipment [Line Items]
Vessel year built											2007
Vessel type											Panamax
Vessel capacity in DWT											75,511
Acquisition cost												$ 13,737
Navios Ace
Property Plant And Equipment [Line Items]
Vessel year built											2011
Vessel type											Capesize
Vessel capacity in DWT											179,016
Acquisition cost									$ 31,364
Navios Prosperity I
Property Plant And Equipment [Line Items]
Vessel year built											2007
Vessel type											Panamax
Vessel capacity in DWT											75,527
Acquisition cost										$ 13,687
MSC Cristina
Property Plant And Equipment [Line Items]
Vessels, net	$ 142,193
Net cash proceeds from sale of vessels	$ 125,000
Gain / (Loss) on sale of vessel													$ (1,260)
Navios Gemini S
Property Plant And Equipment [Line Items]
Vessels, Fair value																			4,078
Vessel impairment losses																			$ 2,373
Dry dock and special survey costs, net																				$ 502
Vessels, net																				6,451
Net cash proceeds from sale of vessels																				$ 4,078
Sale price agreed in Memorandum of Agreement																		$ 4,078
Navios Apollon
Property Plant And Equipment [Line Items]
Vessel impairment losses																					$ 10,008
Dry dock and special survey costs, net						$ 782
Vessels, net						14,758
Net cash proceeds from sale of vessels						$ 4,750
Sale price agreed in Memorandum of Agreement		$ 4,750